ACQUISITION (Details 1) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition Pro Forma Information [Line Items]
Revenues, net	$ 14,520	$ 24,806	$ 28,426
Net (loss) allocable to common shareholders	$ (6,572)	$ (12,584)	$ (12,344)
Net (loss) per share	$ (10.70)	$ (1.20)	$ (30.03)
Weighted average number of shares outstanding	614	10,500	411
Integrated Microwave Technologies [Member]
Business Acquisition Pro Forma Information [Line Items]
Revenues, net				$ 7,058	$ 8,160
Net (loss) allocable to common shareholders				$ (22,987)	$ (24,634)
Net (loss) per share				$ (37.32)	$ (391.02)
Weighted average number of shares outstanding				616	63